Consolidated Statements of Financial Position	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Assets
Property, plant and equipment	RM 225,316	$ 50,413	RM 216,883
Intangible assets	2,096,815	469,139	46,348
Deferred tax assets	30,023	6,717
Prepayment - to a related party	5,517,306	1,234,435	1,423,354
Prepayment and deposits – to third parties	1,684,351	376,855	1,273,044
Total prepayments and deposits	7,201,657	1,611,290	2,696,398
Right-of-use assets	2,277,208	509,498	2,141,293
Deferred offering costs	1,738,900	389,059
Non-current assets	13,569,919	3,036,116	5,100,922
Trade receivables - from third parties	35,596,841	7,964,390	9,154,785
Trade receivables - from related parties	720,013	161,096	6,004,330
Total trade receivables	36,316,854	8,125,486	15,159,115
Prepayments and other receivables	30,915	6,917	1,523,110
Amounts due from related parties	751,695	168,183	711,076
Cash	390,500	87,370	109,161
Current assets	37,489,964	8,387,956	17,502,462
Total assets	51,059,883	11,424,072	22,603,384
Equity
Share capital	8,540	1,911	8,351
Additional paid-in capital	6,903,616	1,544,606	2,171,649
Other reserves	633,029	141,633	508,447
Retained earnings	6,189,752	1,384,887	2,677,584
Total equity	13,734,937	3,073,037	5,366,031
Liabilities
Lease liabilities, non-current	2,095,605	468,868	1,757,179
Bank borrowing, non-current	39,774	8,899	52,942
Other payables, non-current			918,274
Amount due to related party, non-current			1,363,000
Redeemable convertible preference shares, non-current	6,213,040	1,390,097	6,483,536
Non-current liabilities	8,348,419	1,867,864	10,574,931
Trade payables	14,089,238	3,152,307	2,403,407
Other payables, current	3,105,476	694,815	295,253
Tax payables	3,991,673	893,091	1,448,723
Bank borrowing, current	13,255	2,966	14,144
Lease liabilities, current	397,705	88,982	459,849
Amounts due to related parties, current	4,001,850	895,370	2,041,046
Redeemable convertible preference shares, current	3,377,330	755,640
Current liabilities	28,976,527	6,483,171	6,662,422
Total liabilities	37,324,946	8,351,035	17,237,353
Total equity and liabilities	RM 51,059,883	$ 11,424,072	RM 22,603,384